Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

7. Investments

December 31, 2022
Joint venture) (a)	7,620
7,620

(a)As described in the General Information, the Company acquired, through its subsidiary Emergência Participações S.A., 100% of the company Witt O’Briens and the acquisition was completed on October 25, 2022; as a result, there was a joint agreement with the acquisition of 50% of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., characterizing a joint venture.

The jointly controlled partnership (joint venture), “O'Brien's do Brasil”, had, on December 31, 2022, a balance of cash and cash equivalents in the amount of R$7,850.

December 31, 2022
Current assets	28,036
Non-Current Assets	461
Total Assets	28,497
Current Liabilities	9,327
Non-Current Liabilities	3,931
Total Liabilities and Shareholders' Equity	13,258
Total identifiable net assets	15,239
50% share	7,620

December 31, 2022

Net operating revenue	20,181
Cost of services provided	(1,689)
Gross profit	18,492
General, administrative and sales	(8,931)
Operating profit before financial result	9,561
Financial result	195
Financial income	195
Current taxes	(2,498)
Net profit	7,258
50% share	3,628

7.1. Business combinations

The Group made the following acquisitions from January 1, 2021 to December 31, 2022:

Base date	Target Company	Interest acquired (%)
Jan 2021	JM Serviços Integrados Ltda	70
Jan 2021	Lacerda e Lacerda Serv TR Emerg Amb Ltda	70
Jan 2021	MDTEC Engenharia e Serviços Ltda	100
Feb 2021	Enviroclear Site Services Limited	100
Feb 2021	Orion Environmental Services Ltda	100
Jun 2021	EMS Environmental, Inc	100
July 2021	ControlPar Participações S.A.	70
July 2021	Swat Consulting Inc.	100
July 2021	Professional Emergency Resource Services	100
July 2021	SABI Tech S.A.S - Suatrans Chile	100
Aug 2021	Fênix Emergências Ambientais Ltda	100
Aug 2021	APW Ambiental e Transporte Ltda.	100
Sep 2021	Emerge Hydrovac Inc,	100
Sep 2021	Lynx Creek Industrial & Hydrovac Ltd,	100
Sep 2021	Lehane Environmental & Industrial Services Ltd	100
Jan 2022	Dracares Apoio Marítimo e Portuário Ltda.	51
Jan 2022	Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	51
Jan 2022	RG Consultoria Técnica Ambiental S.A.	51
Feb 2022	First Response Inc	100
Jun 2022	Bioenv Análises e Monitoramento Ambiental Ltda	51
Jun 2022	Ambipar Response Analytical S/A.	51
July 2022	Ambipar Response Fauna e Flora Ltda.	100
July 2022	Graham Utility Hydrovac Services	100
July 2022	Ambipar Response Tank Cleaning S/A	51
Aug 2022	Ridgeline Canada Inc.	100
Nov 2022	Witt O´Briens LLC	100

7.1.1. JM Serviços

In January 2021, the Company acquired 70% of the capital of JM Serviços Integrados Ltda (“JM Serviços”). Founded in 2002, JM Serviços specializes in emergencies in the railway modal and serves the southern region of the country.

7.1.2. Lacerda & Lacerda

In January 2021, the Company acquired 70% of the capital of Lacerda & Lacerda Serviços de Transporte e Emergencies Ambientais Ltda (“Lacerda & Lacerda”). Founded in 1999, Lacerda & Lacerda is specialized in emergency care services, emergency care for chemical products, provision of technical and advisory services in road transport of cargo, provision of cargo removal services with the supply of materials and construction and provision of training and instruction on accident prevention aimed at safety in its various modalities, road transport of dangerous products and waste management in the state of Minas Gerais.

7.1.3. MDTec Engenharia

In January 2021, the Company acquired 100% of the capital of MDTec Engenharia e Serviços Ltda (“MDTec Engenharia”). Founded in 2017, MDTec Engenharia specializes in emergency response services for road ducts.

7.1.4. Enviroclear

On February 4, 2021, Ambipar Holdings (UK) Limited, entered into a Sale and Purchase Agreement to acquire 100% of the issued and outstanding share capital of Enviroclear Site Services Limited (“Enviroclear”).

Enviroclear was founded in 2000 and its main line of business activity is the total waste management service of all waste streams, including both liquids and solid hazardous and nonhazardous waste streams.

The acquisition consolidates the group’s strategy of forming a service network that manages synergy in the provision of services in an integral way in the units that make up an international expansion of Ambipar Group.

7.1.5. Orion (Canada)

On January 1, 2021, Ambipar Holding Canada Inc. entered into a Sale and Purchase Agreement with the shareholders of Orion Environmental Services Ltd (“Orion”) to acquire 100% of the issued and outstanding share capital.

Orion is a leading supplier of environmental solutions to Western Canada for the past 25 years, providing a wide range of solutions including: Hydro-Vac Units, Track Unit Hydro Vac, Fluid Transportation, Combo Units & Straight Vacs, Semi Vacs and Steam/Pressure Washer Units.

7.1.6. EMS Environmental

On June 25, 2021, Ambipar Holdings USA Inc. entered into a Sale and Purchase Agreement with the shareholders of Environmental Management Services Inc. (“EMS”) to acquire 100% of the issued and outstanding share capital.

EMS, founded in 1979 is an environmental service company specializing in comprehensive wastewater and drinking water utility management.

7.1.7. Controlpar

On February 2, 2021, Emergência Participações S.A. entered into a Sale and Purchase Agreement with the shareholders of ControlPar Participações S.A. (“ControlPar”) to acquire 70% of the issued and outstanding share capital.

Additionally, on February 2, 2021, Emergência Participações S.A. and the shareholders of ControlPar, enter into a Shareholder agreement, in which among others matters, states that the non-controlling shareholders of ControlPar have a put option from January, 2027 to sell their total shares (30%) to Emergência Participações S.A. and Emergência Participações S.A. has a call option from January, 2025 to buy the total shares from the shareholders. Such Shareholder agreement was one and the final precedent conditions to the closing date of the business combination.

ControlPar was founded in 2008 and is a holding company that controlls 6 companies operating with environmental services, focussed on accident prevention, risk assessment and mitigation for environmental damage, such as: Environmental Licensing, Deployment of Environmental Programs, Geotechnology, Aerial Surveys, Oceanography, Hydrography, Computational Modeling, Management Systems (Environmental and Land), Industrial Environment.

7.1.8. SWAT

On July 6, 2021, Ambipar Holdings USA Inc entered into a Sale and Purchase Agreement with the shareholders of SWAT Consulting Inc (“SWAT”) to acquire 100% of the issued and outstanding share capital.

SWAT was founded in 2002 initially as an emergency spill response company, has grown into a multi-disciplinary team of environmental professionals providing innovative environmental services for the energy sector, construction, and transportation industries.

SWAT specializes in emergency spill response and emergency management, focusing on containment and recovery and management of the full scope of associated assessment, remediation, reclamation, terrestrial and aquatic ecology assessment and management, wildlife handling and management, and wetland assessment scopes.

7.1.9. PERS

On July 30, 2021, Ambipar Holdings USA Inc. entered into a Sale and Purchase Agreement with the shareholders of Arrowdale I, LLC. (“PERS”) to acquire 100% of the issued and outstanding share capital.

PERS was founded in 1989 and is a limited liability company primarily engaged in providing U.S. DOT regulatory compliance services, including providing shipping papers and safety data sheets, hazardous materials training programs and materials, third party administrator services for drug and alcohol testing programs, and after-hours call center for propane service companies, and an after-hour call center for emergency response and incident mitigation information to first responders and government agencies.

7.1.10. SABI

On July 4, 2021, Suatrans Chile S.A. entered into a Sale and Purchase Agreement with the shareholders of SABI Tech S.A.S (“SABI”) to acquire 100% of the issued and outstanding share capital.

SABI has been operating for 17 years in services provision focused on responding to environmental emergencies in the road modal. It has 14 operational bases in Colombia, strategically located on the main routes and in points with a history of accidents.

7.1.11. Fenix Emergências

In August 2021, the Company acquired 100% of the capital of Fênix Emergências Ambientais Ltda (“Fênix”). Founded in 2014, Fênix is specialized in emergency care services, emergency care for chemical products, provision of technical services and advice on road freight transport, provision of cargo removal services with the supply of materials and labor and providing training and instruction on accident prevention aimed at safety in its various modalities, road transport of dangerous products and waste management in the state of Rio de Janeiro.

7.1.12. APW Ambiental

In August 2021, the Company acquired 100% of the capital of APW Ambiental e Transporte Ltda. (“APW Environmental”). Founded in 2000, APW specializes in emergency response services, emergency service for chemicals, provision of cargo removal services with the supply of materials and labor, and road transport of hazardous products and waste management in the state. from Rio de Janeiro.

7.1.13. Emerge

On September 1, 2021, Ambipar Holding Canada Inc. entered into a Sale and Purchase Agreement with the shareholders of Emerge Hydrovac Inc. (“Emerge”) to acquire 100% of the issued and outstanding share capital.

Emerge operates in environmental emergencies and industrial services, focusing on road and industrial modalities. It has 3 operational bases in the states of British Columbia and Alberta, in Canada, offering a wide array of hydrovac services.

7.1.14. Lynx

On September 1, 2021, Ambipar Holding Canada Inc. entered into a Sale and Purchase Agreement with the shareholders of Lynx Creek Industrial & Hydrovac Ltd. (“Lynx”) to acquire 100% of the issued and outstanding share capital.

With 11 years of know-how, Lynx operates in environmental emergencies and industrial services, with a focus on modal, road and industrial. It has an operational base in the state of British Columbia in Canada and has earned 4.5 million Canadian dollars in the last 12 months.

7.1.15. Lehane

On September 17, 2021, Ambipar Holding Ireland Limited. entered into a Sale and Purchase Agreement with the shareholders of Drain Patrol Environmental & Industrial Services Limited. (“Lehane”) to acquire 100% of the issued and outstanding share capital.

Lehane was founded in 1976 and brings a valuable asset to environmental projects or maintenance activities, by providing multiple services, from Hazardous Waste Disposal, Tank Cleaning to Emergency Response to spills, it eliminates the extra expense associated by using multiple vendors.

7.1.16.Dracares

On March 16, 2022, the Company entered into a purchase and sale agreement to acquire the launched and outstanding 51% of Dracares Apoio Marítimo e Portuário Ltda (“Dracares”).

Founded in 2004, Dracares specializes in offshore and onshore oil spill emergency assistance, operating separately to combat oil spills, scouts for seismic vessels, vessels for environmental data collection and bathymetry. It stands out in the fight against current communication, having 8 operational bases and 13 vessels, being a reference in its segment.

7.1.17.Flyone

On March 18, 2022, the Company entered into a purchase and sale agreement to acquire 51% of the issued and outstanding share capital of Flyone Serviço Aéreo Especializado, Comércio e Serviços Ltda (“Flyone”).

Founded in 2000, Flyone specializes in air services for emergency response to forest fires, operating its own small, medium and large helicopters, ground support vehicles and special equipment. It owns 12 operational bases and 19 of its own aircraft.

7.1.18.RG Consultoria

In March 2022, the Company acquired 51% of the capital of RG Consultoria Técnica Ambiental S.A. (“RG Consulting”). Founded in 2011, RG Consultoria specializes in emergencies in the modal railway and serves the southern region of Mato Grosso.

7.1.19.First Response

On February 2, 2022, Ambipar Holding Canada Inc, entered into a Sale and Purchase Agreement to acquire 100% of the issued and outstanding share capital of First Response Inc (“First”).

Founded in 2007, First Response is a specialist in environmental emergency services with a focus on fire, training, simulations and outsourcing of firefighters and firefighting equipment, being a reference in its segment, has 8 operational bases in Canada, in the states of British Columbia and Alberta.

7.1.20.Ambipar Response Analytical S/A.

On June 29, 2022, the subsidiary Ambipar Response E.S. announced the acquisition of 51% of the capital stock of Ambipar Response Analytical S/A.

Founded in 2008, of Ambipar Response Analytical S/A specializes in environmental analysis and develops several monitoring projects in Brazil, including for companies multinationals. Located in the city of Aracruz/ES, it has a base with equipped analytical laboratories that allow an environmental assessment with quality accredited by CGCRE ISO/IEC INMETRO 17025.

7.1.21.Ambipar Response Fauna e Flora Ltda.

On July, 2022, the subsidiary Ambipar Response E.S. announced the acquisition of 100% of the capital stock of Ambipar Response Fauna e Flora Ltda.

Founded in 1993, the company has among its objectives the Research and development of sciences physical, natural, social and human. It is located in the city of Vitória/ES.

7.1.22.Graham Utility Hydrovac Services

On July, 2022, Ambipar Holding Canada Inc, entered into a Sale and Purchase Agreement to acquire 100% of the issued and outstanding share capital of Graham Utility Hydrovac Services (“Graham”).

Graham specializes in industrial services and emergency services for the highway segment. It is located in Belleville and has a base strategically located 12 kilometers from a navigation channel for the Ontario River, Canada.

7.1.23.Ambipar Response Tank Cleaning S/A

In July 2022, the Company acquired 51% of the capital of Ambipar Response Tank Cleaning S/A (“C-Tank”). C-Tank specializes in emergencies in the modal railway and serves the southern region of Mato Grosso.

C-tank has among its activities the provision of cleaning and maintenance services industrial in general, storage and maintenance of ship cargo tanks. It is located in the city of Niterói, Rio de Janeiro.

7.1.24.Ridgeline Canada Inc.

In August 2022, Ambipar Holding Canada Inc, entered into a Sale and Purchase Agreement to acquire 100% of the issued and outstanding share capital of Ridgeline Canada Inc. (“Ridgeline”).

Ridgeline works with a variety of Site Environmental Assessments and Remediation Strategies that assist in Site Recovery on impacted lands.

7.1.25.Witt O´Briens LLC

On November 2022 the Company entered into a Sale and Purchase Agreement with the shareholders of Witt O’Briens LLC. (“WOB”) to acquire 100% of the issued and outstanding share capital.

WOB is a global industry leader in crisis and emergency management for blue-chip corporate customers and provides advice on developing emergency and resilience programs for the US government sector. Its origin comes from O'Brien Response Management, founded in 1983, which stood out in responding to historic emergencies such as Exxon Valdez, Deepwater Horizon and Hurricanes Katrina and Sandy.

December 31, 2022:

	First Response	Dracares	Flyone	RG	Analitycal	CTA	Graham	C-Tank	Ridgeline	Witt O’Briens (d)	Total
Assets and liabilities acquired at fair value (a)
Current assets
Cash and cash equivalentes	—	985	3,125	2,843	889	387	2,172	8,866	—	11,139	30,406
Trade and other receivables	13,223	4,249	2,109	907	824	279	2,048	7,262	51,455	480,964	563,320
Inventories	628	2,012	—	—	—	—	—	722	313	—	3,675
Related parties loans	—	—	—	—	—	—	—	—	—	—	—
Other Assets	382	10,079	16,854	243	42	42	—	5,539	25,305	3,531	62,017
Non-Current assets
Deferred taxes	—	—	—	—	—	—	—	—	—	—	—
Other Assets	—	3,642	4,190	—	1,000	1,753	3,709	25	361	840	15,520

Permanent
Investments	—	—	—	—	—	—	—	—	—	6,583	6,583
Property, Plant and Equipment	4,275	20,366	36,657	689	149	3,534	414	6,313	3,534	18,844	94,775
Intangible assets	—	—	4	—	—	—	—	47	15,322	183,620	198,993
Separately Identified Intangibles	—	—	6,385	—	—	—	6,514	—	23,822	356,083	392,804
Intangibles - workforce	—	—	—	—	—	—	—	—	—	24,001	24,001
Added Value of Fixed Assets	—	—	16,865	1,351	—	—	116	—	—	—	18,332

Current liabilities
Trade and other payables	(1,257)	(1,243)	(6,306)	(14)	(19)	(476)	(19)	(1,210)	(29,202)	(78,199)	(117,945)
Loans and Financing	—	(1,787)	(6,716)	(224)	(81)	—	(74)	(397)	—	—	(9,279)
Employee benefits	—	(862)	(123)	(79)	(81)	(270)	413	(1,604)	(127)	(63,183)	(65,916)
Current income tax payable	(216)	(1,429)	(7,073)	(60)	(169)	(592)	(392)	(2,264)	—	(1,379)	(13,574)
Related parties loans	—	—	—	—	—	—	—	—	—	—	—
Other liabilities	(1,502)	(10,351)	(1,466)	(2,071)	(144)	(355)	(4,818)	(4)	(1,711)	(9,013)	(31,435)

Non-current liabilities				—				—
Loans and Financing	—	(2,439)	(7,724)	—	—	(78)	(330)	(836)	(11,353)	—	(22,760)
Other liabilities	—	(61)	(3,841)	—	—	(29)	227	(351)	(2,247)	(7,167)	(13,469)
(-)Deferred taxes on Added Value	—	—	(7,905)	(459)	—	—	(2,254)	—	(8,099)	(129,229)	(147,946)
Attributable to the non-controlling Shareholders of the Group	—	(3,999)	—	—	—	—	—	—	—	—	(3,999)
Total identifiable net assets at fair value	15,533	19,162	45,035	3,126	2,410	4,195	7,726	22,108	67,373	797,435	984,103

Attributable to the Controlling Shareholders of the Group	15,533	9,773	22,968	1,594	1,229	4,195	7,726	11,275	67,373	797,435	939,101
Attributable to the non-controlling Shareholders of the Group	—	9,389	22,067	1,532	1,181	—	—	10,833	—	—	45,002

Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,450	1,450,755
(-) Cash acquired	—	(985)	(3,125)	(2,843)	(889)	(387)	(2,172)	(8,866)	—	(11,139)	(30,406)
(-) Assumed amount of the obligation to pay	(40,907)	—	(25,000)	(10,000)	(803)	(14,620)	(10,387)	(17,850)	(52,915)	(157,827)	(330,309)
Cash paid, net of cash received (b) (c)	28,316	85,699	21,875	7,062	914	9,559	17,109	8,613	81,408	829,484	1,090,040

Primary	—				1,000						1,000
Secondary	69,223	86,684	50,000	19,905	1,606	24,566	29,668	35,329	134,323	998,450	1,449,755
Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,450	1,450,755

	First Response		Dracares		Flyone		RG		Analitycal		CTA		Graham		C-Tank		Ridgeline		Witt O’Briens (d)	Total
Determining goodwill from expected future profitability (a)
Total amount of the consideration transferred, Net		69,223		86,684		50,000		19,905		2,606		24,566		29,668		35,329		134,323	998,450	1,450,755
Added Value		—		(3,480)		—		—		—		—		—		—		—	—	(3,480)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(15,533)		(9,773)		(22,968)		(1,594)		(1,229)		(4,195)		(7,726)		(11,275)		(67,373)	(797,435)	(939,101)
Goodwill paid resulting from expected future profitability		53,690		73,431		27,032		18,311		1,377		20,371		21,942		24,054		66,950	201,015	508,174

Date of acquisition		01/02/2022		16/02/2022		18/03/2022		18/03/2022		28/06/2022		06/07/2022		11/07/2022		26/07/2022		02/08/2022	24/10/2022
		02/2022		01/2022		01/2022		01/2022		06/2022		07/2022		07/2022		07/2022		08/2022	10/2022
Company that acquired control		Ambipar Holding Canadá		Emergência Participações S.A.		Emergência Participações S.A.		Emergência Participações S.A.		Ambipar Response Espírito Santo S.A.		Ambipar Response Espírito Santo S.A.		Ambipar Holding Canadá		Emergência Participações S.A.		Ambipar Holding Canadá	Ambipar Holding USA, INC
Aquisition Value	CAD $	16,625	R$	86,684	R$	50,000	R$	19,905	R$	2,606	R$	24,366	CAD $	7,200	R$	35,000	CAD $	33,000	$184,673
Percentage acquired		100%		51%		51%		51%		51%		100%		100%		51%		100%	100%
(a)	On the acquisition date, even though the Company evaluates the base date of the initial balance sheet of the acquired companies for purposes of determining the allocation of the purchase price and goodwill (discount). These acquisitions have provisional reports. The value of goodwill based on expected future profitability calculated for these acquisitions on December 31, 2022 was in the amount of R$ 508,174, which differ from the reported Goodwill additions in Note 9 of R$ 516,088, which consider goodwill with a functional currency in another jurisdiction, with exchange variation restated at the closing rate.
(b)	The acquisitions with control of the investees were carried out in early January 2022 (1Q2022) and in June 2022 (2Q2022), through a binding agreement with the transfer of control of the investees, while negotiating contractual clauses and the complete transfer of resources resulting from the defined payment installments.
(c)	In 2022, the Group spent BRL 1,090,040, on company acquisitions, as mentioned in the cash flow statement, on investment activities, from business combinations.
(d)	The Company has joint control of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., with a 50% voting interest, and, pursuant to contractual agreements, unanimous consent is required between all parties to the agreement for all relevant activities. The joint agreement is structured as a limited liability company and entitles the Company and the parties to the agreement to the net assets of the limited liability company. For this reason, this arrangement is classified as a joint venture.

December 31, 2021:

		Orion	EMS
	Enviroclear	(Canadá)	Environmental	SABI	SWAT	Controlpar	PERS	Lynx	Emerge	Lehane	Others (c)	Total
Assets and liabilities acquired at fair value (a)
Current assets
Cash and cash equivalentes	1,718	(2,548)	736	72	12,546	6,459	2,033	552	2,206	6,798	3,401	33,973
Trade and other receivables	22,409	11,165	3,916	4,489	1,674	8,338	471	6,230	8,746	6,252	2,055	75,745
Inventories	190	—	—	503	—	236	38	—	—	—	—	967
Related parties loans	—	—	—	—	—	8,933	—	—	—	—	246	9,179
Other assets	983	2,498	63	19	454	9,584	7	—	24	1,927	1,223	16,782

Non-Current assets
Deferred taxes	—	1,133	—	10	—	—	—	—	—	728	—	1,871
Other assets	—	—	48	1,103	4	1,143	—	—	—	—	—	2,298

Investiments	—	—	—	—	—	4,055	—	—	—	—	—	4,055
Property, Plant and Equipment	32,518	39,685	1,041	2,322	3,060	5,787	199	6,024	14,077	24,137	5,933	134,783
Intangible assets	1,572	—	—	3,611	—	1,195	—	—	—	—	—	6,378
Current liabilities
Trade and other payables	(9,269)	(7,377)	(624)	(1,108)	(586)	(2,719)	(5)	(2,533)	(3,300)	(2,070)	(874)	(30,465)
Loans and Financing	(11,857)	(27,550)	—	(2,095)	—	(3,396)	—	(77)	(21)	—	(1,119)	(46,115)
Employee benefits	(1,533)	(524)	—	(856)	—	(3,354)	(360)	(143)	—	—	(257)	(7,027)
Current income tax payable	(3,987)	(2,839)	—	(695)	22	(3,016)	(4)	(865)	(94)	(953)	(4,102)	(16,533)
Related parties loans	—	—	—		—	(122)	—	—	—	—	(239)	(361)
Other liabilities	(10,949)	(1,107)	1	(375)	(36,242)	(2,145)	(124)	(36)	—	(380)	(1,516)	(53,473)

Non-current liabilities
Loans and Financing	(4,699)	(6,906)	—	(3,083)	—	(2,210)	—	(1,849)	(1,860)	—	—	(20,607)
Trade and other payables	(13,230)	(3,492)	—	(945)	(1,644)	(216)	—	(1,809)	(10,581)	—	—	(31,917)
Total identifiable net assets (liabilities) at fair value	3,866	1,538	5,181	2,972	(20,712)	28,552	2,255	5,494	9,197	36,439	4,751	79,533

Net amount of assets acquired and liabilities assumed at fair value:
Attributable to the Controlling Shareholders of the Group	3,866	1,538	5,181	2,972	(20,712)	19,986	2,255	5,494	9,197	36,439	4,301	70,517
Attributable to the non-controlling Shareholders of the Group	—	—	—	—	—	8,566	—	—	—	—	450	9,016

Total amount of the consideration transferred	36,534	72,390	15,006	13,363	23,201	61,946	27,144	18,922	28,300	51,923	43,624	392,353
(-) Cash acquired	(1,718)	2,548	(736)	(72)	(12,546)	(6,459)	(2,033)	(552)	(2,206)	(6,798)	(3,401)	(33,973)
(-) Assumed amount of the obligation to pay	(22,059)	(55,297)	(11,255)	—	(13,598)	(31,946)	(13,572)	(9,461)	(14,150)	(15,588)	(28,745)	(215,671)
Cash paid, net of cash received (b)	12,757	19,641	3,015	13,291	(2,943)	23,541	11,539	8,909	11,944	29,537	11,478	142,709

			Orion		EMS
	Enviroclear	(Canadá)		Environmental		SABI		SWAT		Controlpar		PERS		Lynx		Emerge		Lehane	Others (c)		Total
Determining goodwill from expected future profitability (a)
Total amount of the consideration transferred, Net	36,534		72,390		15,006		13,363		23,201		61,946		27,144		18,922		28,300	51,923		43,624	392,353
Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(3,866)		(1,538)		(5,181)		(2,972)		20,712		(19,986)		(2,255)		(5,494)		(9,197)	(36,439)		(4,301)	(70,517)
Goodwill paid resulting from expected future profitability	32,668		70,852		9,825		10,391		43,913		41,960		24,889		13,428		19,103	15,484		39,323	321,836

Date of acquisition	04/02/2021		11/02/2021		25/06/2021		04/07/2021		06/07/2021		29/07/2021		30/07/2021		01/09/2021		08/09/2021	20/09/2021		(c)
	02/2021		02/2021		06/2021		07/2021		07/2021		07/2021		07/2021		09/2021		09/2021	09/2021		(c)
Company that acquired control	Ambipar Holdings UK		Ambipar Holding Canadá		Ambipar Holding USA, Inc.		Suatrans Chile S.A.		Ambipar Holding USA, Inc.		Emergência Participações S.A.		Ambipar Holding USA, Inc.		Ambipar Holding Canadá Inc.		Ambipar Holding Canadá Inc.	Ambipar Holdings UK Limited.		Emergência Participações S.A.
Aquisition Value	£4.649	CAD	15.971	U$	3.000	CLP	1.949.895	U$	4.530	R$	61.946	U$	5.300	CAD	4.407	CAD	6.592	€8.244	R$	43.624
Percentage acquired	100%		100%		100%		100%		100%		70%		100%		100%		100%	100%		Controle
(a)	On the acquisition date, although the Group assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have a final report. The goodwill for expected future profitability in 2021 was R$ 321,836 (R$ 178,590 in 2020 and R$ 16,658 on January 1st, 2020).
(b)	In 2021, the Group spent BRL 286,134 on company acquisitions, as mentioned in the cash flow statement, on investment activities, from business combinations.
(c)	The information under “Others” corresponds to the following acquisitions: JM Serviços (at 12/31/2021), Lacerda & Lacerda (at 12/31/2020), MDTec Engenharia (at 01/11/2021), Fenix Emergency (at 08/06/2021) and APW Ambiental (at 08/26/2021).

For the ended December 31, 2022 and December 31, 2021, the acquired companies contributed with the following net revenue and profit to the Group’s results.

	Consolidated
	December 31, 2022		December 31, 2021		December 31, 2020
	Net	Profit for	Net	Profit for	Net	Profit for
	Revenue	the year	Revenue	the year	Revenue	the year
First Response Inc	106,978	38,159	—	—	—	—
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	55,900	2,750	—	—	—	—
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda	61,430	10,479	—	—	—	—
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda	9,314	1,596	—	—	—	—
Ambipar Response Analytical S/A.	3,021	693	—	—	—	—
Ambipar Response Fauna e Flora Ltda.	25,080	(5,775)	—	—	—	—
Graham Utility Hydrovac Services	4,209	211	—	—	—	—
Ambipar Response Tank Cleaning S/A	60,484	43,059	—	—	—	—
Ridgeline Canada Inc.	45,468	6,647	—	—	—	—
Witt O´Briens LLC	168,462	18,342	—	—	—	—
JM Serviços Integrados Ltda	—	—	5,813	(3,345)	—	—
Lacerda e Lacerda Serv TR Emerg Amb Ltda	—	—	11,697	6,131	—	—
MDTEC Engenharia e Serviços Ltda	—	—	4,001	512	—	—
Enviroclear Site Services Limited	—	—	41,686	2,238	—	—
Orion Environmental Services Ltd.	—	—	39,074	22,721	—	—
One Stop Environmental, LLC	—	—	—	—	33,398	25,482
IntraCoastal Invironmental, LLC	—	—	—	—	25,482	8,716
	540,345	116,161	102,271	28,257	58,880	34,198

If the above acquisitions had occurred on January 1st, 2022 and January 1st, 2021, management estimates that the consolidated net revenue and profit for the year would have been the following:

	Consolidated
	December 31, 2022	December 31, 2021	December 31, 2020
Net Revenue	1,386,169	160,490	87,530
Profit for the year	243,894	28,298	17,523

In determining these amounts, management has assumed that the fair value adjustments, if any, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1st, 2021. The information presented above is not intended to indicate expected results in future years, being only shown for informational purposes.

Non-controlling interest

The shareholders’ equity of the acquired companies, attributed to non-controlling and non-controlling companies, is composed of:

	December 31, 2022
	Valor	%
Dracares	9,389	49
Flyone	22,067	49
RG Consultoria	1,532	49
Bioenv	1,181	49
C-Tank	10,833	49
Total	45,002

The group has chosen to recognise the non-controlling interest at its fair value for these acquisitions. The fair value of the non-controlling interest in Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda, Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda, RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda, Ambipar Response Analytical S/A., Ambipar Response Tank Cleaning S/A, and  all of them unlisted companies, were estimated using the same criteria as to recognize the controlling interest at fair value, which was applying the discounted cash flow method to determine the economic value of each acquirees.

To determine the economic value, the following steps are observed:

a.	Projection of companies’ free cash flow;
b.	Determination of discount rates;
c.	Determination and calculation of goodwill;
d.	Estimate of the perpetuity of the business;

However, there are subjective variables used in the calculations and sometimes reflected in the indexes and rates applied, which significantly affect the value of the business and it is necessary to make this known to the interested parties.

Goodwill

Management considered that most of the acquisitions performed by Response have a purpose of increasing market share and geographical presence. The response segment usually operates with emergency services, where being close to the customers is very important for a good performance of the services. Therefore, goodwill is measured as the excess of the cost of acquisition over the acquirer’s fair value of assets, liabilities and contingent liabilities acquired.

Customer relationship

The Company considered that the customer relationships do not consist of relevant asset for the acquisitions because the acquiree did not present at the acquisition date contracts with customers that present a term long enough or large recurrence of services contracted by a customer that could present significant benefit to the acquirer. Most of the contracts with customers and relationship with customers refer to regional contracts with clients that are located on the geographical area of the acquiree. Aligned with the rationale presented on the section of “Brand” above, the acquirees mostly refers to small entities and have limited capabilities of retaining significant clients. The capability is improved by the acquiree from the moment that Response obtains its control, by applying the processes and skills of Ambipar Group.

Goodwill

The main motivation for the acquisitions of the Company refer to increase of market share on different geographical areas. All the acquisitions identified goodwill on the analyzed transactions. The Company understands that this amount goodwill presented above refers mostly to the expectation of benefits arising from the increase of market share that motivated the purchases.

Workforce

The Company did not identify an asset referring to workforce and work qualifications since the acquirees do not demonstrate competitive advantage on the market. The workers do not have proven specific training, needed for the rendering of the services provided by the acquirees. Also, the high turnover rates contribute for the non-significancy of the workforce on the acquisitions analyzed.

Brand

No asset related to brand was identified in the acquisitions since the acquirees do not disclose massively its brand name on the local media and market so it does not have expressiveness that could significantly contribute generating benefits related to this potential asset.

In addition, the Company has the practice of including the Ambipar Group’s brand to all the acquirees, in order to link the new acquiree to the Ambipar Group and help it to utilize the power of Ambipar’s brand and market recognition to help it improve the operations of the acquiree.

Obligation from acquisition

The payment schedule for obligations due to investment acquisition:

Year of maturity	Consolidated
2023	129,198
2024	88,278
2025	5,950
223,426
Current	129,198
Non-current	94,228

Impairment tests

Goodwill is classified as an asset that has an undefined useful life and must be tested annually and whenever there are indications of possible loss of value. Assets and liabilities are grouped into a single CGU (Cash Generating Unit) which is the Group itself for the purpose of impairment testing, Goodwill was allocated to this single CGU.

Any impairment loss is immediately recorded as a loss in the statement of income and is not subject to a subsequent reversal.

The Group used the value-in-use method to carry out the impairment test. For the entire CGU, a 5-years projection period was considered, with growth in perpetuity, in addition to observing the financial budgets prepared by Management to start the projection of cash flows.

Cash flows were discounted to present value through the application of the rate determined by the Weighted Average Capital Cost (WACC), which was calculated using the Capital Asset Pricing Model (CAPM) method, also considering several components of financing, debt and equity used by the Group to finance its activities.

As a result of the impairment test, as of December 31, 2022 and December 31st, 2021, and evaluating the scenario that there have been no changes in significant risk variables and the used future cash flow assumptions of the acquired businesses since the last closing of the annual Consolidated Financial Statements, no losses have been identified for the CGU in which the goodwill is allocated.

The recoverable amounts of the CGUs at estimated value were its book value at the amount of R$ 2,128,580 (R$ 891,774 as of December 31, 2021). The Administration that foresees that the two hypotheses of alteration are reasonably possible.

7.2.Movement of joint venture

					Exchange
	Equity on	Transferred	Other	Fiscal Year	variation of	Equity on
	December 31, 2021	consideration	Transactions	Result	investments abroad	December 31, 2022	Joint venture

Joint venture:
O'Brien's do Brasil (a)	—	6,583	(2,342)	3,628	(249)	7,620	7,620
(a)	See the joint venture (joint venture) as described in Note 7;